Related Party Transactions	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023
Related Party Transactions [Abstract]
Related Party Transactions

Note 10 — Related Party Transactions

License Agreement

On June 28, 2022, in connection with the Contribution Agreement, Eureka, Eureka Cayman and Estrella entered a License Agreement under which Eureka and Eureka Cayman granted to Estrella a license under certain intellectual property controlled by Eureka for exploitation by Estrella in the Licensed Territory, which primarily includes the United States and the rest of the world, excluding China and the Association of Southeast Asian Nations.

Pursuant to the License Agreement, (1) Eureka will be solely responsible for the manufacture and supply of clinical quantities of the licensed products and final filled and finished (including packaged) drug product form of the licensed products (“Drug Product”) for development and commercialization purposes in the field both in the Licensed Territory and elsewhere, and (2) during the term of the License Agreement, Eureka will manufacture and supply, either itself or through an affiliate or a third party contract manufacturer, all of Estrella’s and its related parties’ clinical quantities requirements of Drug Product for Estrella’s and its related parties’ development activities with respect to the licensed products in the field in the Territory conducted in accordance with this agreement. Eureka and Estrella will use good faith efforts to negotiate and enter into a clinical supply agreement on reasonable and customary terms for the supply of Drug Product by Eureka to Estrella at a price equal to the fully burdened cost (the “Clinical Supply Agreement”), and a related quality agreement, which agreements will govern the terms and conditions of the manufacturing and clinical supply of Drug Product to Estrella. Furthermore, Eureka and Estrella’s collaboration will be overseen by a JSC. Eureka and Estrella will initially appoint one representative to the JSC, with each representative having knowledge and expertise in the development and commercialization of products similar to the licensed products and having sufficient seniority within the applicable party to provide meaningful input and make decisions arising within the scope of the JSC’s responsibility.

The License Agreement requires Estrella to make certain payments, including (a) an “upfront” payment of $1,000,000, payable in 12 equal monthly installments, (b) “milestone” payments upon the occurrence of certain events related to development and sales, with potential aggregate multi-million dollar payments upon FDA approval, and (c) royalty payments of a single digit percentage on net sales.

As of September 30, 2023 and June 30, 2023, Estrella had remaining balance of account payable — related party amounted to $833,333, related to License Agreement’s upfront payment. As of September 30, 2023, one development milestone payment in the amount of $50,000 related to the submission of EB103 to the FDA was earned by Eureka under the Agreement. Such amount was accrued by Estrella and outstanding as of September 30, 2023 and June 30, 2023.

Services Agreement

On June 28, 2022, Estrella entered a Services Agreement with Eureka. Pursuant to the Services Agreement, Eureka will perform certain services for Estrella related the transfer of certain technology and the provision of certain technical assistance to facilitate Estrella’s exploitation of the intellectual property licensed by Eureka to Estrella under the License Agreement, and Eureka will perform such services for Estrella (the “Services”). Under the Services Agreement, Estrella shall pay Eureka (1) $10,000,000 in connection with the Services payable in 12 equal monthly installments with the first payment to be made no later than five days after the Effective date and (2) reimburse Eureka on a monthly basis for reasonable pass-through costs incurred or paid to providers by Eureka in providing the Services. In addition, Estrella will be charged for other services performed by Eureka outside the scope of the Services per the Service Agreement, at a flat rate, by time or materials or as mutually agreed upon the parties in writing.

Eureka’s service covered a period of 12 months and the service commenced on June 28, 2022. As of September 30, 2023 and June 30, 2023, Estrella had account payable balance — related party of $8,333,331 related to Service Agreement with Eureka.

As of September 30, 2023 and June 30, 2023, Estrella accrued $120,980 and $116,482 for pass-through costs related to clinical trials incurred by Eureka in account payable-related party, respectively.

After the closing of the business combination on September 29, 2023, on October 10, 2023 Estrella remitted $9,334,475 to Eureka.

Series AA Preferred Stock

On June 28, 2022, Estrella and Eureka entered into the Contribution Agreement pursuant to which Eureka agreed to contribute and assign to Estrella all right, title and interest in and to the Assets in exchange for 105,000,000 shares of Estrella’s Series AA Preferred Stock. (Refer to Note 12) As of September 30, 2023 and June 30, 2023, Eureka collectively owned 71.8% and 92.1% of Estrella on a fully diluted basis, respectively.

Lease

On July 6, 2022, Estrella entered into an office lease contract with Eureka, to lease a 428 square feet office with $2,000 monthly lease payment. Under the original lease contract, the sublease agreement is commenced on August 1, 2022 and expires on September 30, 2023. In November 2022, the sublease’s expiration date was amended to July 31, 2023. Therefore, such lease contained a lease term for 12 months and less after amendment. Estrella elected not to apply the ROU and lease liability recognition requirements to above mentioned short-term lease as the modified lease term was less than twelve months. As a result of the lease amendment, Estrella then reduced the corresponding ROU and lease liability to $0 and continued to recognize the lease monthly payments in profit or loss on a straight-line basis over the remaining lease term period.

For the three months ended September 30, 2023 and 2022, the Company incurred $2,000 and $6,000 rent expense from Eureka, respectively. (Refer to Note 15) As of September 30, 2023 and June 30, 2023, the outstanding balance of lease payments of $24,000 and $22,000 was recorded as accrued liability — related party on the Company’s condensed consolidated balance sheets, respectively.

Note 6 — Related Party Transactions

License Agreement

On June 28, 2022, in connection with the Contribution Agreement, Eureka, Eureka Cayman and the Company entered a License Agreement under which Eureka and Eureka Cayman granted to the Company a license under certain intellectual property controlled by Eureka for exploitation by the Company in the Licensed Territory, which primarily includes the United States and the rest of the world, excluding China and the Association of Southeast Asian Nations.

Pursuant to the License Agreement, (1) Eureka will be solely responsible for the manufacture and supply of clinical quantities of the licensed products and final filled and finished (including packaged) drug product form of the licensed products (“Drug Product”) for development and commercialization purposes in the field both in the Licensed Territory and elsewhere, and (2) during the term of the License Agreement, Eureka will manufacture and supply, either itself or through an affiliate or a third party contract manufacturer, all of the Company’s and its related parties’ clinical quantities requirements of Drug Product for the Company’s and its related parties’ development activities with respect to the licensed products in the field in the Territory conducted in accordance with this agreement. Eureka and the Company will use good faith efforts to negotiate and enter into a clinical supply agreement on reasonable and customary terms for the supply of Drug Product by Eureka to the Company at a price equal to the fully burdened cost (the “Clinical Supply Agreement”), and a related quality agreement, which agreements will govern the terms and conditions of the manufacturing and clinical supply of Drug Product to the Company. Furthermore, Eureka and the Company’s collaboration will be overseen by a JSC. Eureka and the Company will initially appoint one representative to the JSC, with each representative having knowledge and expertise in the development and commercialization of products similar to the licensed products and having sufficient seniority within the applicable party to provide meaningful input and make decisions arising within the scope of the JSC’s responsibility.

The License Agreement requires the Company to make certain payments, including (a) an “upfront” payment of $1,000,000, payable in 12 equal monthly installments, (b) “milestone” payments upon the occurrence of certain events related to development and sales, with potential aggregate multi-million dollar payments upon FDA approval, and (c) royalty payments of a single digit percentage on net sales.

As of June 30, 2023, and 2022 the Company had remaining balance of account payable — related party amounted to $833,333 and $916,666, respectively, related to License Agreement’s upfront payment. For the year ended June 30, 2023, one development milestone payment in the amount of $50,000 related to the submission of EB103 to the FDA was earned by Eureka under the Agreement. Such amount was accrued by the Company and outstanding as of June 30, 2023. For the period ended June 30, 2022, the Company did not achieve any milestones, and as such, was not required to make any milestone payments nor royalty payments.

Services Agreement

On June 28, 2022, the Company entered a Services Agreement with Eureka. Pursuant to the Services Agreement, Eureka will perform certain services for the Company related the transfer of certain technology and the provision of certain technical assistance to facilitate the Company’s exploitation of the intellectual property licensed by Eureka to the Company under the License Agreement, and Eureka will perform such services for the Company (the “Services”). Under the Services Agreement, the Company shall pay Eureka (1) $10,000,000 in connection with the Services payable in 12 equal monthly installments with the first payment to be made no later than five days after the Effective date and (2) reimburse Eureka on a monthly basis for reasonable pass-through costs incurred or paid to providers by Eureka in providing the Services. In addition, the Company will be charged for other services performed by Eureka outside the scope of the Services per the Service Agreement, at a flat rate, by time or materials or as mutually agreed upon the parties in writing.

As Eureka’s service covered a period of 12 months and the service commenced on June 28, 2022, the Company recorded the first installment of $833,333 as prepaid expense- related party as of June 30, 2022 to cover July 2022’s service period. As of June 30, 2023, the Company had account payable balance — related party of $8,333,331 related to Service Agreement with Eureka.

As of June 30, 2023 and 2022, the Company accrued $116,482 and $28,921 for pass-through costs related to clinical trials incurred by Eureka in account payable-related party, respectively.

Effective October 1, 2022, the Company and Eureka amended the Services Agreement and the License Agreement to provide for postponement of accrued monthly payments under those agreements until the closing of the Business Combination. Effective as of March 1, 2023 (the “Second Amendment Date”), the parties further amended the Services Agreement and License Agreement to make any payments that would have become due and payable under those agreements upon clearance of the IND for EB103 on March 2, 2023 due and payable to Eureka upon the closing of the Business Combination.

On May 15, 2023, the Company has assigned a cost reimbursement receivable of $27,169 from Imugene under the Collaboration Agreement to Eureka. There was no impact on the Company’s statements of operations.

Series AA Preferred Stock

On June 28, 2022, the Company and Eureka entered into the Contribution Agreement pursuant to which Eureka agreed to contribute and assign to the Company all right, title and interest in and to the Assets in exchange for 105,000,000 shares of the Company’s Series AA Preferred stock. (Refer to Note 7) As of June 30, 2023 and 2022, Eureka collectively owned 92.1% and 95.3% of the Company on a fully diluted basis, respectively.

Lease

On July 6, 2022, the Company entered into an office lease contract with Eureka, to lease a 428 square feet office with $2,000 monthly lease payment. Under the original lease contract, the sublease agreement is commenced on August 1, 2022 and expires on September 30, 2023. In November 2022, the sublease’s expiration date was amended to July 31, 2023. Therefore, such lease contained a lease term for 12 months and less after amendment. The Company elected not to apply the ROU and lease liability recognition requirements to above mentioned short-term lease as the modified lease term was less than twelve months. As a result of the lease amendment, the Company then reduced the corresponding ROU and lease liability to $0 and continued to recognize the lease monthly payments in profit or loss on a straight-line basis over the remaining lease term period.

For the years ended June 30, 2023, for the period from March 30, 2022 (inception) through June 30, 2022, and for the period from July 1, 2021 through March 29, 2022 (predecessor), the Company incurred $22,000, $0, and $0 rent expense from Eureka, respectively. (Refer to Note 11) As of June 30, 2023, the outstanding balance of lease payments of $22,000 was recorded as accrued liability — related party on the Company’s balance sheets.